Reorganization and Acquisitions	12 Months Ended
Dec. 31, 2016
REORGANIZATION AND ACQUISITIONS [Abstract]
Reorganization And Acquisitions

2. REORGANIZATION AND ACQUISITIONS

a. Reorganization

In August 2007, Sohu.com Inc. (“Sohu.com”), which is the Company’s ultimate parent company, undertook a restructuring and reorganization (the “Reorganization”). Sohu.com and its subsidiaries and VIEs, excluding the Company and its subsidiaries and VIEs, are collectively referred to as “Sohu”. Sohu.com and its subsidiaries and VIEs, including the Company and its subsidiaries and VIEs, are collectively referred to as the “Sohu Group”. The Reorganization was effected in connection with a contemplated initial public offering by the Company on the Nasdaq Global Select Market.

Prior to the establishment of the Group, the operation and licensing of PC games were carried out by various companies owned or controlled by Sohu.com (the “Predecessor Operations”). In connection with the Reorganization, the Predecessor Operations, which include all operating assets and liabilities relating to the operation of massively multi-player online role-playing games (“MMORPGs”), were transferred to the Group with legal effect as of December 1, 2007.

On April 7, 2009, the Company completed an initial public offering on the Nasdaq Global Select Market. In the offering, 8,625,000 American depositary shares (“ADSs”), representing 17,250,000 Class A ordinary shares, were sold to the public at a price of $16.00 per ADS. Of these, 3,750,000 ADSs, representing 7,500,000 Class A ordinary shares, were sold by the Company; and 4,875,000 ADSs, representing 9,750,000 Class A ordinary shares, were sold by an indirect wholly-owned subsidiary of Sohu.com. The net proceeds to the Company from the initial public offering, after deducting commissions and offering expenses, were approximately $54.7 million.

b. Share Repurchase Program

On July 27, 2013, Changyou’s Board of Directors authorized a share repurchase program (the “Share Repurchase Program”) of up to $100 million of the outstanding ADSs of Changyou over a two-year period from July 27, 2013 to July 26, 2015. As of July 26, 2015, Changyou had repurchased 1,364,846 Changyou ADSs, representing 2,729,692 Class A ordinary shares, at an average price of $25.9 per ADS, or $12.95 per Class A ordinary share, for aggregate consideration of $35 million, which were recorded in treasury shares in shareholder’s equity.

c. 7Road Transaction

On May 11, 2011, the Group, through its VIE Gamease, acquired 68.258% of the equity interests of Shenzhen 7Road Technology Co., Ltd., or Shenzhen 7Road, and began to consolidate Shenzhen 7Road’s financial statements on June 1, 2011. Effective June 26, 2012, Shenzhen 7Road was reorganized into a Cayman Islands holding company structure (the “7Road Reorganization”), where Changyou held a direct ownership interest in 7Road through the Group’s subsidiary Changyou HK Webgames and Shenzhen 7Road became a VIE of 7Road. As the 7Road Reorganization did not result in any change in the ultimate beneficial ownership of Shenzhen 7Road’s business, assets and results of operations, the Group’s management believes that the reorganization should be viewed as a non-substantive transaction and treated as if it had been effective upon the Group’s acquisition of 68.258% of the equity interests in Shenzhen 7Road.

On June 21, 2012, 7Road’s then Chief Executive Officer surrendered to 7Road, without consideration, ordinary shares of 7Road representing 5.1% of the then outstanding ordinary shares of 7Road, with the intention that these shares would be added to the shares reserved by 7Road for grants of equity incentive awards under the 7Road 2012 Share Incentive Plan, without dilution of the other shareholders of 7Road. As a result, the non-controlling interest decreased to 28.074% of 7Road and the Group’s interest in 7Road increased to 71.926%.

On May 1, 2013, Changyou entered into an agreement to acquire all of the ordinary shares of 7Road held by the non-controlling shareholders, representing 28.074% of the outstanding share capital of 7Road, and all of the equity interests in Shenzhen 7Road held by shareholders other than Gamease, for aggregate cash consideration of approximately $78 million. Upon the closing of the acquisition on June 5, 2013, 7Road became an indirect wholly-owned subsidiary of Changyou, and Changyou’s VIE Gamease became the sole shareholder of 7Road’s VIE Shenzhen 7Road.

On August 17, 2015, (i) Changyou’s VIE Gamease completed the sale to Shanghai Yong Chong Investment Center LP, a People’s Republic of China (“PRC”) limited partnership, of all of the equity interests in Shenzhen 7Road, a PRC company primarily engaged in the Web game business, and (ii) Changyou’s wholly-owned subsidiary Changyou HK completed the sale to Supermax Holdings Group Limited, a British Virgin Islands company, of all of the equity capital of Changyou My Sdn. Bhd, a Malaysia company, and Changyou.com (UK) Company Limited, a United Kingdom company, which are engaged in the online game business in Malaysia and the United Kingdom, respectively. The aggregate consideration for these transactions was $205.0 million in cash. In connection with these transactions, a disposal gain of $55.1 million was recorded in “other income, net” in the Group’s consolidated statements of comprehensive income for the year ended December 31, 2015.

d. Doyo Transactions

On November 26, 2013, Guanyou Gamespace acquired all of the equity interests in Beijing Doyo Internet Technology Co., Ltd. (“Doyo”), which is primarily engaged in the online advertising and traffic monetization business, for fixed cash consideration of approximately $6.5 million and contingent consideration of up to $7.3 million. As of December 31, 2014, Changyou had paid the fixed cash consideration of $6.5 million and contingent consideration of $0.8 million for the acquisition of Doyo.

In September 2015, Changyou’s VIE Guanyou Gamespace entered into an agreement to sell all of the equity interests of Doyo to a PRC company owned by the former members of the management of Doyo. The aggregate consideration contemplated by the agreement included cash consideration of approximately $2.9 million, and forgiveness, effective upon the completion of the sale, of contingent consideration payable to former members of the management of Doyo in the amount of $6.0 million. Changyou’s management treated the fact that the total consideration for the sale of Doyo pursuant to the agreement was lower than the carrying value of Doyo’s net assets as an indicator that the goodwill associated with Doyo might be impaired. Accordingly, in September 2015 management performed a goodwill impairment test and recognized goodwill impairment in the amount of $1.9 million and there was no further gain or loss recognized in “other income, net” in the Group’s consolidated statements of comprehensive income for the year ended December 31, 2015. The transaction was completed on October 27, 2015.

e. Acquisition of RaidCall

On November 19, 2013, the Company entered into an investment agreement with Beijing Kunlun Tech Co., Ltd. and certain of its affiliates (collectively, the “Kalends Group”), pursuant to which TalkTalk Limited (“TalkTalk”) was incorporated in the British Virgin Islands and initially wholly-owned by the Kalends Group, RaidCall (HK) Limited (“RaidCall HK”) was incorporated in Hong Kong as a wholly-owned subsidiary of TalkTalk, and Beijing Changyou RaidCall Internet Technology Co., Ltd. (“Changyou RaidCall”) was incorporated in the PRC as a wholly-owned subsidiary of RaidCall HK. The Kalends Group then transferred to RaidCall HK and Changyou RaidCall all of the assets associated with a free social communication software platform designed for online gaming and music-related value-added services that the Kalends Group operated through a series of Websites (“RaidCall”). On December 24, 2013, pursuant to the investment agreement, the Company acquired 62.5% of the equity interests, on a fully-diluted basis, in TalkTalk for cash consideration of $47.6 million. Of the total consideration, $27.6 million was paid to purchase from the Kalends Group a portion of the ordinary shares of TalkTalk held by the Kalends Group, and $20 million was injected for newly-issued ordinary shares of TalkTalk. Also effective upon the closing of the transaction, 15% of the equity interests of TalkTalk on a fully-diluted basis were reserved for grants of equity incentive awards to key employees associated with RaidCall, and the Kalends Group continued to hold the remaining 22.5% of the equity interests on a fully-diluted basis.

At the closing of the transaction, the parties entered into a shareholder agreement pursuant to which the Company has the right to designate three of the five directors of TalkTalk, including the chairman of the board, and the Company has customary rights of first refusal with respect to proposed transfers of equity interests in TalkTalk by the Kalends Group.

In March 2015, the Kalends Group transferred additional ordinary shares of TalkTalk held by it to the Company and TalkTalk issued additional ordinary shares to the Company pursuant to the investment agreement because RaidCall had failed to achieve certain average daily active account milestones specified in the agreement. As a result, the Company’s equity interest in TalkTalk increased to 70% on a fully-diluted basis.

f. Acquisition of MoboTap

On July 16, 2014, Changyou, through a wholly-owned subsidiary, entered into an investment agreement with MoboTap, which is a Cayman Islands company that is the mobile technology developer behind the Dolphin Browser, MoboTap’s subsidiaries and variable interest entities and MoboTap’s shareholders. On July 31, 2014, pursuant to the investment agreement, Changyou purchased from existing shareholders of MoboTap shares of MoboTap representing 51% of the equity interests in MoboTap on a fully-diluted basis for approximately $91 million in cash.

On July 31, 2014, pursuant to the investment agreement, Changyou, MoboTap and the non-controlling shareholders of MoboTap entered into a shareholder agreement pursuant to which Changyou has the right to designate three of the five directors of MoboTap, including the chairman of the board; Changyou’s approval is required for any proposed transfers of equity interests in MoboTap held by the non-controlling shareholders; and Changyou is entitled to customary pre-emptive rights with respect to any new issuance of equity interests in MoboTap. Changyou has the right to purchase up to 10% of the equity interests in MoboTap from non-controlling shareholders, at a price of 20% below the initial public offering (“IPO”) price, before a qualified IPO of MoboTap.

In 2016, the Company’s Board of Directors approved the disposal of the 51% equity interest in MoboTap held by the Company. As of December 31, 2016, the Company was negotiating with a potential buyer on the terms of the disposal. Accordingly, the assets and liabilities attributable to MoboTap are classified as assets and liabilities held for sale and measured at the lower of their carrying amounts or their fair value less cost to sell, in the Company’s consolidated balance sheet as of December 31, 2016. See Note 10—Assets and Liabilities Held for Sale.